COMMON STOCK AND STOCK INCENTIVE PLANS - Intrinsic Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 29, 2017	Dec. 30, 2016
2017 Equity Incentive Plan
Market value of shares as reported by NASDAQ ((in dollars per share)			$ 5.63
Weighted average remaining contractual life of options exercisable	2 years 29 days	2 years 1 month 17 days
Weighted average remaining contractual life of options expected to vest	5 years 11 days	4 years 5 months 12 days
2006 Equity Incentive Plan
Market value of shares as reported by NASDAQ ((in dollars per share)				$ 2.0
Weighted average remaining contractual life of options exercisable		2 years 1 month 17 days
Weighted average remaining contractual life of options expected to vest		4 years 5 months 12 days